MainStay VP Epoch U.S. Equity Yield Portfolio (Prospectus Summary) | MainStay VP Epoch U.S. Equity Yield Portfolio
MainStay VP Epoch U.S. Equity Yield Portfolio

 MAINSTAY VP FUNDS TRUST

MainStay VP Epoch U.S. Equity Yield Portfolio

Supplement dated September 28, 2017 (“Supplement”) to the Summary Prospectus and

Prospectus, each dated May 1, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective November 1, 2017, the Summary Prospectus and Prospectus are revised as follows:

The table and footnotes in the section entitled “Fee and Expenses of the Portfolio,” as well as the table in the section entitled “Example” are revised as follows:

Fees and Expenses of the Portfolio

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fees (as an annual percentage of the Portfolio's average daily net assets)[1]	0.68%	0.68%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.03%	0.03%
Total Annual Portfolio Operating Expenses	0.71%	0.96%
Waiver / Reimbursement[2]	(0.03)%	(0.03)%
Total Annual Portfolio Operating Expenses After Waiver/Reimbursement[2]	0.68%	0.93%

1.

The management fee is as follows: 0.70% on assets up to $500 million; 0.68% on assets from $500 million to $1 billion; 0.66% on assets from $1 billion to $2 billion; and 0.65% on assets over $2 billion.

2.

Total Annual Portfolio Operating Expenses After Waiver/Reimbursement has been restated to reflect an expense limitation agreement. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 0.93% of average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement to Initial Class shares. This agreement will remain in effect until May 1, 2018, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

Example

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 69	$ 224	$ 392	$ 880
Service Class	$ 95	$ 303	$ 528	$ 1,175

Fees and Expenses of the Portfolio
Annual Portfolio Operating Expenses (fees paid directly from your investment)
Annual Fund Operating Expenses - - MainStay VP Epoch U.S. Equity Yield Portfolio		Initial Class	Service Class
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	[1]	0.68%	0.68%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.03%	0.03%
Total Annual Portfolio Operating Expenses		0.71%	0.96%
Waiver / Reimbursement	[2]	(0.03%)	(0.03%)
Total Annual Portfolio Operating Expenses After Waiver/Reimbursement	[2]	0.68%	0.93%
[1]	The management fee is as follows: 0.70% on assets up to $500 million; 0.68% on assets from $500 million to $1 billion; 0.66% on assets from $1 billion to $2 billion; and 0.65% on assets over $2 billion.
[2]	Total Annual Portfolio Operating Expenses After Waiver/Reimbursement has been restated to reflect an expense limitation agreement. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Service Class shares do not exceed 0.93% of average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement to Initial Class shares. This agreement will remain in effect until May 1, 2018, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

Example
Expense Example - - MainStay VP Epoch U.S. Equity Yield Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Initial Class	69	224	392	880
Service Class	95	303	528	1,175

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